GENERAL (Details)	Dec. 31, 2012 drilling_rigs tankers carriers vessel	Mar. 15, 2013 Subsequent Event [Member] carriers	Feb. 28, 2013 Subsequent Event [Member] tankers	Jan. 31, 2013 Subsequent Event [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of very large crude oil carriers owned	18
Number of Suezmax crude oil carriers owned	8
Number of oil/bulk/ore carriers owned	1
Number of Supramax drybulk carriers owned	5
Number of Handysize drybulk carriers owned	6
Number of container vessels owned	9
Number of car carriers	2
Number of jack-up drilling rigs owned	1
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method	3
Number of offshore supply vessels owned	6
Number of chemical tankers owned	2
Subsequent Event [Line Items]
Number of non-double hull very large crude oil carriers delivered				1
Number of Suezmax tankers delivered			1
Number of oil bulk ore carriers delivered		1
Number of wholly-owned subsidiaries that have chartered-in vessels on a long-term bareboat basis	2
Number of container vessels	2
Number of Handysize drybulk carriers contracted to be acquired	1
Number of container vessels contracted to be acquired	4